UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number:  28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stan Gonzalez
Title:    Chief Financial Officer
Phone:    212-622-7713


Signature, Place and Date of Signing:


   /s/ Stan Gonzalez          New York, New York           November 16, 2009
-----------------------     ----------------------      -----------------------
      [Signature]               [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:     None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        40

Form 13F Information Table Value Total:  $152,104
                                         (thousands)


List of Other Included Managers:     NONE

                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
----------------------------   -------------  ---------  --------   ------------------   ----------  --------  ---------------------
                                  TITLE                   VALUE     SHRS OR  SH/  PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP    (X$1000)   PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------   -------------  ---------  --------   -------  ---  ----   ----------  --------  -------  ------  ----
ADVANCED MICRO DEVICES INC     COM            007903107     2323     410500   SH         Sole        None       410500
APPLIED MATLS INC              COM            038222105     5213     389608   SH         Sole        None       389608
ARM HLDGS PLC                  SPONSORED ADR  042068106     3237     462371   SH         Sole        None       462371
ATMEL CORP                     COM            049513104     1676     400000   SH         Sole        None       400000
CEVA INC                       COM            157210105     3514     326862   SH         Sole        None       326862
CHECK POINT SOFTWARE TECH LT   ORD            M22465104     3969     140000   SH         Sole        None       140000
CISCO SYS INC                  COM            17275R102     5061     215000   SH         Sole        None       215000
CITRIX SYS INC                 COM            177376100     1832      46700   SH         Sole        None        46700
COMCAST CORP NEW               CL A SPL       20030N200     1608     100000   SH         Sole        None       100000
COMMVAULT SYSTEMS INC          COM            204166102     1075      51830   SH         Sole        None        51830
CYPRESS SEMICONDUCTOR CORP     COM            232806109     6106     591130   SH         Sole        None       591130
ELECTRONIC ARTS INC            COM            285512109     2286     120000   SH         Sole        None       120000
INTEL CORP                     COM            458140100    10507     536900   SH         Sole        None       536900
LSI CORPORATION                COM            502161102     6543    1191762   SH         Sole        None      1191762
MAXIM INTEGRATED PRODS INC     COM            57772K101     3610     199000   SH         Sole        None       199000
MICROSOFT CORP                 COM            594918104     6687     260000   SH         Sole        None       260000
MICROSTRATEGY INC              CL A NEW       594972408     3577      50000   SH         Sole        None        50000
MODUSLINK GLOBAL SOLUTIONS I   COM            60786L107      415      51308   SH         Sole        None        51308
NETLOGIC MICROSYSTEMS INC      COM            64118B100     3614      80311   SH         Sole        None        80311
NETSCOUT SYS INC               COM            64115T104     2796     206950   SH         Sole        None       206950
NUANCE COMMUNICATIONS INC      COM            67020Y100     4272     285543   SH         Sole        None       285543
ON SEMICONDUCTOR CORP          COM            682189105     6806     825000   SH         Sole        None       825000
OPEN TEXT CORP                 COM            683715106     2651      71007   SH         Sole        None        71007
PMC-SIERRA INC                 COM            69344F106     2486     260000   SH         Sole        None       260000
RADWARE LTD                    ORD            M81873107      626      55700   SH         Sole        None        55700
RAMBUS INC DEL                 COM            750917106     4547     261342   SH         Sole        None       261342
RESEARCH IN MOTION LTD         COM            760975102     3381      50000   SH         Sole        None        50000
SANDISK CORP                   COM            80004C101     2003      92300   SH         Sole        None        92300
SANMINA SCI CORP               COM NEW        800907206     6261     727971   SH         Sole        None       727971
STEC INC                       COM            784774101     3262     111000   SH         Sole        None       111000
SUCCESSFACTORS INC             COM            864596101      698      49641   SH         Sole        None        49641
SYMANTEC CORP                  COM            871503108     7270     441400   SH         Sole        None       441400
TERADATA CORP DEL              COM            88076W103     7007     254600   SH         Sole        None       254600
TEXAS INSTRS INC               COM            882508104     6429     271400   SH         Sole        None       271400
TIBCO SOFTWARE INC             COM            88632Q103     2422     255201   SH         Sole        None       255201
TRIQUINT SEMICONDUCTOR INC     COM            89674K103     4009     519322   SH         Sole        None       519322
VICOR CORP                     COM            925815102     2886     373828   SH         Sole        None       373828
VIRAGE LOGIC CORP              COM            92763R104     1328     254879   SH         Sole        None       254879
WEBSENSE INC                   COM            947684106     1620      96432   SH         Sole        None        96432
ZORAN CORP                     COM            98975F101     6491     563477   SH         Sole        None       563477





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